Right-of-Use Assets-Operating Leases - Schedule of Right-of-Use Assets on Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right of Use Assets on Operating Leases [Line Items]
Right of use assets—operating leases, subtotal	$ 2,643,818	$ 5,550,839
Less: Accumulated amortization	(603,985)	(3,114,970)
Right of use assets—operating leases, net	2,039,833	2,435,869
Office Premises [Member]
Schedule of Right of Use Assets on Operating Leases [Line Items]
Right of use assets—operating leases, subtotal	2,518,820	4,712,941
Staff Accommodation [Member]
Schedule of Right of Use Assets on Operating Leases [Line Items]
Right of use assets—operating leases, subtotal	117,852	825,667
Office equipment [Member]
Schedule of Right of Use Assets on Operating Leases [Line Items]
Right of use assets—operating leases, subtotal	$ 7,146	$ 12,231